Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,376	$ 6,314	$ 5,981
Less: Accumulated depreciation	(5,069)	(4,810)	(3,646)
Property and equipment, net	1,307	1,504	2,335
Trocars
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,644	4,645	4,448
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,070	1,028	254
Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	253	238	223
Computer Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	140	140	135
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	161	161	119
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 108	$ 102	97
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 705